Cash flow information (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash Flow Information [Abstract]
Decrease in associates and joint ventures through an increase in assets held for sale	$ 2,070		$ 97
Increase of investment properties through a decrease of financial assets	278		9
Increase of properties for sale through an increase in borrowings	12	17	4
Changes in non-controlling interest through a decrease in trade and other receivables			3,069
Increase of property, plant and equipment through an increase of trade and other payables	739	853	4,859
Increase of intangible assets through an increase of trade and other payables	494	330	11
Distribution of dividends on shares	589	2,611
Decrease in associates and joint ventures through an increase in trade and other receivables			25
Increase in property, plant and equipment through an increase of borrowings		6	20
Registration of investment properties through a decrease in credits for trade and other receivables	28	574	129
Increase in financial instruments through a decrease in investments in associates and joint ventures			144
Issuance of NCN	21	3,354
Increase in trade and other receivables through increase in borrowings			243
Distribution of dividends to non-controlling interest pending payment	1,761	(340)	(3,399)
Decrease of in investments in associates and joint ventures through a decrease in borrowings		9	443
Increase of associates due to loss of control in subsidiaries	1,335
Decrease in borrowings through a decrease in financial assets	2,454
Increase in investment properties through an increase in trade and other payables	711	705	296
Increase in property, plant and equipment through increased borrowings	81	233	60
Increase in investment in associates through a decrease in investments in financial assets	854
Increase in investments in financial assets through a decrease in investment properties	1,188
Increase in rights of use through an increase in lease liabilities - Adjustment of opening balances (IFRS 16)	14,124
Increase in rights of use through an increase in lease liabilities	$ 8,091